Fees Summary	Jan. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 134,033,855.88
Previously Paid Amount	0.00
Total Fee Amount	18,510.08
Total Offset Amount	0.00
Net Fee	$ 18,510.08